Note 26 - Related Party Transactions (Details Textual) - Non-controlling Shareholders [Member] - Loans Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction, Amounts of Transaction	$ 2,778	$ 3,615
Minimum [Member]
Related Party Transaction, Rate	0.00%
Maximum [Member]
Related Party Transaction, Rate	7.55%